---------------------------
                                                     |OMB APPROVAL
                                                     |OMB Number: 3235-0570
                                                     |
                                                     |Expires: October 31, 2006
                                                     |
                                                     |Estimated average burden
                                                     |hours per response: 19.3
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-10529
                                       -----------------------------------------

                            The GKM Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   11150 Santa Monica Boulevard, Suite 850       Los Angeles, California 90025
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Timothy J. Wahl

GKM Advisers, LLC 11150 Santa Monica Boulevard, Suite 850  Los Angeles, CA 90025
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                    ----------------

Date of fiscal year end:       July 31, 2004
                          ---------------------------

Date of reporting period:      January 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



================================================================================


                                  THE GKM FUNDS

                                 GKM GROWTH FUND









                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                                January 31, 2004












      INVESTMENT ADVISER                                   ADMINISTRATOR
      ------------------                                   -------------
      GKM ADVISERS, LLC                            ULTIMUS FUND SOLUTIONS, LLC
 11150 Santa Monica Boulevard                            P.O. Box 46707
          Suite 850                                Cincinnati, Ohio 45246-0707
Los Angeles, California 90025                            1.888.GKM.9518



================================================================================

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in securities:
  At acquisition cost                                             $ 15,958,375
                                                                   ===========
  At value (Note 1)                                               $ 19,796,473
Dividends receivable                                                     3,379
Receivable for capital shares sold                                      95,138
Other assets                                                               198
                                                                   -----------
        Total Assets                                                19,895,188
                                                                   -----------

LIABILITIES
  Accrued investment advisory fees (Note 3)                             25,539
  Accrued trustees' fees                                                   761
                                                                   -----------
        Total Liabilities                                               26,300
                                                                   -----------

NET ASSETS                                                        $ 19,868,888
                                                                   ===========

Net assets consist of:
  Paid-in capital                                                 $ 16,468,652
  Accumulated net investment loss                                      (49,095)
  Accumulated net realized losses from security transactions          (388,767)
  Net unrealized appreciation on investments                         3,838,098
                                                                   -----------
Net assets                                                        $ 19,868,888
                                                                   ===========

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                1,750,260
                                                                   ===========

Net asset value, redemption price and offering price price
  per share (Note 1)                                              $     11.35
                                                                   ===========



See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                        $    70,168
                                                                   -----------

EXPENSES
  Investment advisory fees (Note 3)                                    117,751
  Trustees' fees                                                         1,512
                                                                   -----------
TOTAL EXPENSES                                                         119,263
                                                                   -----------

NET INVESTMENT LOSS                                                    (49,095)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions                      (149,725)
  Net change in unrealized appreciation/depreciation
   on investments                                                    2,634,872
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     2,485,147
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 2,436,052
                                                                   ===========



See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED               YEAR
                                                                      JANUARY 31,            ENDED
                                                                          2004              JULY 31,
                                                                      (UNAUDITED)             2003
                                                                     --------------------------------
FROM OPERATIONS
  Net investment loss                                               $    (49,095)        $    (50,433)
  Net realized losses from security transactions                        (149,725)            (236,446)
  Net change in unrealized appreciation/depreciation
   on investments                                                      2,634,872            1,812,038
                                                                    ------------         ------------
Net increase in net assets resulting from operations                   2,436,052            1,525,159
                                                                    ------------         ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            3,978,559            6,201,541
  Payments for shares redeemed                                          (500,417)          (1,012,630)
                                                                    ------------         ------------
Net increase in net assets from capital share transactions             3,478,142            5,188,911
                                                                    ------------         ------------

TOTAL INCREASE IN NET ASSETS                                           5,914,194            6,714,070

NET ASSETS
  Beginning of period                                                 13,954,694            7,240,624
                                                                    ------------         ------------
  End of period                                                     $ 19,868,888         $ 13,954,694
                                                                    ============         ============

CAPITAL SHARE ACTIVITY
  Sold                                                                   369,714              699,441
  Redeemed                                                               (46,156)            (118,489)
                                                                    ------------         ------------
  Net increase in shares outstanding                                     323,558              580,952
  Shares outstanding, beginning of period                              1,426,702              845,750
                                                                    ------------         ------------
  Shares outstanding, end of period                                    1,750,260            1,426,702
                                                                    ============         ============



See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED           YEAR        PERIOD
                                                  JANUARY 31,        ENDED        ENDED
                                                     2004           JULY 31,     JULY 31,
                                                  (UNAUDITED)         2003       2002(a)
                                                 -------------------------------------------
Net asset value at beginning of period             $   9.78       $   8.56      $   10.00
                                                   --------       --------      ---------

Income (loss) from investment operations:
  Net investment loss                                 (0.03)         (0.04)         (0.01)
  Net realized and unrealized gains (losses)
   on investments                                      1.60           1.26          (1.43)
                                               ------------   ------------   ------------
Total from investment operations                       1.57           1.22          (1.44)
                                               ------------   ------------   ------------

Net asset value at end of period                   $  11.35       $   9.78      $    8.56
                                               ============   ============   ============

Total return                                        16.05%(b)        14.25%     (14.40)%(b)
                                               ============   ============   ============

Net assets at end of period                    $ 19,868,888   $ 13,954,694    $ 7,240,624
                                               ============   ============   ============

Ratio of expenses to average net assets              1.41%(c)        1.43%         1.46%(c)

Ratio of net investment loss to average
 net assets                                        (0.58)%(c)      (0.49)%       (0.72)%(c)

Portfolio turnover rate                                 7%(c)           5%            1%(c)


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Not annualized.

(c)  Annualized.



See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                             VALUE
----------                                                        -----------
             COMMON STOCKS - 99.1%
             AIR FREIGHT AND COURIERS - 2.3%
   2,485     FedEx Corporation                                    $   167,191
   4,000     United Parcel Service, Inc. - Class B                    285,080
                                                                  -----------
                                                                      452,271
                                                                  -----------

             AUTO COMPONENTS - 1.4%
   3,500     Magna International, Inc. - Class A                      284,130
                                                                  -----------

             BANKS - 0.8%
   2,800     Wells Fargo & Company                                    160,748
                                                                  -----------

             BEVERAGES - 0.6%
   2,475     Anheuser-Busch Companies, Inc.                           125,532
                                                                  -----------

             BIOTECHNOLOGY - 5.3%
   4,000     Amgen, Inc.*                                             257,960
   5,750     Biogen, Inc.*                                            246,043
   5,000     Dionex Corporation*                                      267,750
   2,000     Genzyme Corporation*                                     109,700
   4,000     ICOS Corporation*                                        174,640
                                                                  -----------
                                                                    1,056,093
                                                                  -----------

             CHEMICALS - 6.4%
   5,000     Engelhard Corporation                                    141,850
   9,000     International Flavors and Fragrances, Inc.               329,940
   7,000     Scotts Company (The) - Class A*                          441,770
   6,000     Sigma-Aldrich Corporation                                351,540
                                                                  -----------
                                                                    1,265,100
                                                                  -----------

             COMMERCIAL SERVICES AND SUPPLIES - 8.2%
   3,100     Automatic Data Processing, Inc.                          132,525
   7,000     Avery Dennison Corporation                               435,120
   5,000     Deluxe Corporation                                       201,950
   5,000     Ecolab, Inc.                                             135,850
   3,500     Graco, Inc.                                              144,305
   6,000     Pitney Bowes, Inc.                                       243,480
  12,000     Waste Management, Inc.                                   333,120
                                                                  -----------
                                                                    1,626,350
                                                                  -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                             VALUE
----------                                                        -----------
             COMMON STOCKS - 99.1% (CONTINUED)
             COMMUNICATIONS EQUIPMENT - 2.8%
   6,500     QUALCOMM, Inc.                                       $   379,730
  18,410     Tellabs, Inc.*                                           182,259
                                                                  -----------
                                                                      561,989
                                                                  -----------

             COMPUTERS AND PERIPHERALS - 3.7%
   5,000     International Business Machines Corporation              496,150
   2,870     Lexmark International, Inc.*                             237,894
                                                                  -----------
                                                                      734,044
                                                                  -----------

             DIVERSIFIED TELECOMMUNICATIONS SERVICES - 1.0%
  10,000     Nokia Corporation - ADR                                  206,600
                                                                  -----------

             ELECTRICAL EQUIPMENT - 2.2%
  12,000     Trimble Navigation Ltd.*                                 445,800
                                                                  -----------

             ELECTRONIC EQUIPMENT AND INSTRUMENTS - 8.3%
   6,000     Diebold, Inc.                                            314,340
   8,000     Garmin Ltd.*                                             425,120
   8,000     Harman International Industries, Inc.                    593,840
  18,000     Symbol Technologies, Inc.                                311,400
                                                                  -----------
                                                                    1,644,700
                                                                  -----------

             FOOD AND DRUG RETAILING - 1.8%
   4,300     Sysco Corporation                                        163,099
   3,000     Whole Foods Market, Inc.                                 202,410
                                                                  -----------
                                                                      365,509
                                                                  -----------

             FOOD PRODUCTS - 0.8%
   2,000     Hershey Foods Corporation                                151,020
                                                                  -----------

             HEALTH CARE EQUIPMENT AND SUPPLIES - 8.5%
   5,000     Boston Scientific Corporation*                           203,950
   3,000     Henry Schein, Inc.*                                      210,420
   6,000     Medtronic, Inc.                                          295,320
   4,000     Patterson Dental Company*                                263,800
  16,000     STERIS Corporation*                                      404,800
   3,600     Stryker Corporation                                      319,464
                                                                  -----------
                                                                    1,697,754
                                                                  -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                             VALUE
----------                                                        -----------
             COMMON STOCKS - 99.1% (CONTINUED)
             HEALTH CARE PROVIDERS AND SERVICES - 2.2%
   2,900     Cardinal Health, Inc.                                $   185,919
   4,200     UnitedHealth Group, Inc.                                 255,696
                                                                  -----------
                                                                      441,615
                                                                  -----------

             HOTELS, RESTAURANTS & LEISURE - 0.6%
   8,000     Hilton Hotels Corporation                                128,000
                                                                  -----------

             INDUSTRIAL CONGLOMERATES - 1.1%
   2,660     3M Company                                               210,379
                                                                  -----------

             INFORMATION TECHNOLOGY CONSULTING
              AND SERVICES - 2.3%
   8,000     Affiliated Computer Services, Inc. - Class A*            443,600
   3,000     Interland, Inc.*                                          13,020
                                                                  -----------
                                                                      456,620
                                                                  -----------

             INTERNET SOFTWARE AND SERVICES - 1.0%
   7,300     Cisco Systems, Inc.*                                     187,172
                                                                  -----------

             MACHINERY - 3.0%
   1,300     Caterpillar, Inc.                                        101,569
   2,000     Ingersoll-Rand Company - Class A                         133,060
  14,000     Pall Corporation                                         364,000
                                                                  -----------
                                                                      598,629
                                                                  -----------

             MARINE - 0.2%
   9,200     Grupo TMM S.A. de C.V. - Class A - ADR*                   37,444
                                                                  -----------

             MEDIA - 5.3%
   6,000     Comcast Corporation - Class A*                           204,720
   2,000     Gannett Company, Inc.                                    171,420
   5,000     Meredith Corporation                                     252,050
   8,500     New York Times Company (The) - Class A                   413,100
                                                                  -----------
                                                                    1,041,290
                                                                  -----------

             METALS AND MINING - 0.7%
   2,500     Nucor Corporation                                        140,775
                                                                  -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                             VALUE
----------                                                        -----------
             COMMON STOCKS - 99.1% (CONTINUED)
             MULTILINE RETAIL - 0.9%
   5,050     Family Dollar Stores, Inc.                           $   174,932
                                                                  -----------

             OIL & GAS - 0.6%
   3,000     Pogo Producing Company                                   119,700
                                                                  -----------

             PERSONAL PRODUCTS - 1.1%
   3,500     Alberto-Culver Company - Class A                         219,380
                                                                  -----------

             PHARMACEUTICALS - 5.6%
   4,000     Abbott Laboratories                                      172,320
   2,990     Johnson & Johnson                                        159,726
   4,000     Novartis AG                                              180,600
   6,325     Pfizer, Inc.                                             231,685
   5,990     Teva Pharmaceutical Industries Ltd. - ADR                374,914
                                                                  -----------
                                                                    1,119,245
                                                                  -----------

             REAL ESTATE INVESTMENT TRUST - 0.0%
     500     Urstadt Biddle Properties                                  6,925
                                                                  -----------

             ROAD AND RAIL - 2.7%
   3,000     Canadian National Railway Company                        179,850
   5,500     Union Pacific Corporation                                354,200
                                                                  -----------
                                                                      534,050
                                                                  -----------

             SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 3.6%
   8,000     Intel Corporation                                        244,800
   7,000     Intersil Corporation - Class A                           183,680
   2,810     National Semiconductor Corporation*                      108,045
   5,500     Texas Instruments, Inc.                                  172,425
                                                                  -----------
                                                                      708,950
                                                                  -----------

             SOFTWARE - 5.2%
   9,000     Adobe Systems, Inc.                                      346,140
  20,050     Citrix Systems, Inc.*                                    403,205
  10,120     Microsoft Corporation                                    279,818
                                                                  -----------
                                                                    1,029,163
                                                                  -----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                             VALUE
----------                                                        -----------
             COMMON STOCKS - 99.1% (CONTINUED)
             SPECIALTY RETAIL - 4.7%
   3,500     Barnes & Noble, Inc.*                                $   118,475
   6,000     Bed Bath & Beyond, Inc.*                                 243,660
  11,000     Men's Wearhouse, Inc. (The)*                             256,190
  13,000     PETsMART, Inc.                                           305,110
                                                                  -----------
                                                                      923,435
                                                                  -----------

             TEXTILES AND APPAREL - 1.9%
   3,500     Nike, Inc. - Class B                                     243,810
   9,000     Oakley, Inc.*                                            123,300
                                                                  -----------
                                                                      367,110
                                                                  -----------

             TRADING COMPANIES AND DISTRIBUTORS - 1.2%
   5,000     Grainger (W.W.), Inc.                                    240,700
                                                                  -----------

             WIRELESS TELECOMMUNICATIONS SERVICES - 1.1%
   8,000     Amdocs Ltd.*                                             226,960
                                                                  -----------

             TOTAL COMMON STOCKS (Cost $15,852,016)               $19,690,114
                                                                  -----------

             MONEY MARKETS - 0.5%
 106,359     First American Treasury Obligation Fund - Class S
              (Cost $106,359)                                     $   106,359
                                                                  -----------

             TOTAL INVESTMENTS AT VALUE - 99.6%
              (Cost $15,958,375)                                  $19,796,473

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%              72,415
                                                                  -----------

             NET ASSETS - 100.0%                                  $19,868,888
                                                                  ===========

 *   Non-income producing security
 ADR - American Depository Receipt



 See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The GKM Growth Fund (the "Fund") was organized as a diversified series of The GKM Funds (the "Trust") on October 2, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, LLC (the "Adviser"), the investment adviser to the Fund. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital appreciation.

     SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the periods ended January 31, 2004 and July 31, 2003.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of January 31, 2004:

           Cost of portfolio investments                 $   15,957,375
                                                         ===============
           Gross unrealized appreciation                 $    4,136,822
           Gross unrealized depreciation                       (298,724)
                                                         ---------------
           Net unrealized appreciation                   $    3,838,098
                                                         ---------------
           Accumulated ordinary loss                            (49,095)
           Capital loss carryforwards                            (2,590)
           Post-October losses                                 (236,452)
           Other losses                                        (149,725)
                                                         ---------------
           Total distributable earnings                  $    3,400,236
                                                         ===============

     As of July 31, 2003, the Fund had a capital loss carryforward of $2,590 which expires July 31, 2011. In addition, the Fund had net realized capital losses of $236,452 during the period November 1, 2002 through July 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2004. The capital loss carryforward and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

     During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,834,179 and $576,845, respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

     The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

     The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).






















     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518 (1-888-456-9518).

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.


Not applicable


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on an evaluation of the registrant's disclosure controls and procedures as January 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b) Certifications required by Rule 30a-2(b) under the Act (17CFR 270.30a-2(b)):
Attached hereto





Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Timothy J. Wahl
                          -------------------------------------------
                          Timothy J. Wahl, President


Date     March 23, 2004
        -----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Timothy J. Wahl
                          -------------------------------------------
                          Timothy J. Wahl, President


Date     March 23, 2004
        -----------------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------
                          Mark J. Seger, Treasurer


Date     March 23, 2004
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.